Investment Securities (Tables)	12 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2022 and 2023:

At March 31, 2022:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥34,383,131	¥77,144	¥132,511	¥34,327,764
Japanese prefectural and municipal bonds	4,154,459	6,672	14,987	4,146,144
Foreign government and official institution bonds	2,671,797	8,586	49,040	2,631,343
Corporate bonds	1,081,620	9,601	1,073	1,090,148
Residential mortgage-backed securities	900,799	256	648	900,407
Asset-backed securities	1,547,098	41,544	222	1,588,420
Other debt securities	104,869	2,243	3,533	103,579
Commercial paper	1,010,607	49	19	1,010,637
Total	¥45,854,380	¥146,095	¥202,033	¥45,798,442
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,808,312	¥13,691	¥3,633	¥1,818,370
Japanese prefectural and municipal bonds	175,072	4	1,116	173,960
Residential mortgage-backed securities	234,652	49	8,778	225,923
Asset-backed securities	2,377,073	12,352	1,373	2,388,052
Total	¥4,595,109	¥26,096	¥14,900	¥4,606,305

At March 31, 2023:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥26,153,862	¥16,510	¥123,769	¥26,046,603
Japanese prefectural and municipal bonds	2,773,750	2,063	15,872	2,759,941
Foreign government and official institution bonds	3,029,042	2,072	108,372	2,922,742
Corporate bonds	1,051,347	9,791	2,977	1,058,161
Residential mortgage-backed securities	1,110,126	569	441	1,110,254
Asset-backed securities	1,418,563	16,116	4,364	1,430,315
Other debt securities	417,755	1,873	6,842	412,786
Total	¥35,954,445	¥48,994	¥262,637	¥35,740,802
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥13,860,457	¥32,927	¥19,789	¥13,873,595
Japanese prefectural and municipal bonds	1,144,825	2,473	7,808	1,139,490
Corporate bonds	46,730	213	3	46,940
Residential mortgage-backed securities	3,913,346	13,606	105,754	3,821,198
Asset-backed securities	2,554,723	19	49,809	2,504,933
Total	¥21,520,081	¥49,238	¥183,163	¥21,386,156

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥602,851	¥604,679	¥22,126,650
Due from one year to five years	9,953,844	9,976,471	7,917,008
Due from five years to ten years	6,143,527	6,101,314	2,280,186
Due after ten years	4,819,859	4,703,692	3,416,958
Total	¥21,520,081	¥21,386,156	¥35,740,802

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2022 and 2023 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2022:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,998,960	¥126,516	¥353,932	¥5,995	¥23,352,892	¥132,511	486
Japanese prefectural and municipal bonds	2,430,603	14,864	31,139	123	2,461,742	14,987	926
Foreign government and official institution bonds	1,376,267	31,470	167,446	17,570	1,543,713	49,040	87
Corporate bonds	427,739	925	94,364	148	522,103	1,073	173
Residential mortgage-backed securities	178,857	58	391,265	590	570,122	648	12
Asset-backed securities	115,695	222	—	—	115,695	222	12
Other debt securities	44,128	3,526	1,089	7	45,217	3,533	4
Commercial paper	367,043	19	—	—	367,043	19	30
Total	¥27,939,292	¥177,600	¥1,039,235	¥24,433	¥28,978,527	¥202,033	1,730

	Less than 12 months		12 months or more		Total
At March 31, 2023:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥7,644,337	¥8,066	¥2,105,210	¥115,703	¥9,749,547	¥123,769	438
Japanese prefectural and municipal bonds	962,234	1,781	711,896	14,091	1,674,130	15,872	723
Foreign government and official institution bonds	858,970	18,677	1,436,798	89,695	2,295,768	108,372	118
Corporate bonds	331,411	1,800	249,088	1,177	580,499	2,977	256
Residential mortgage-backed securities	166,778	5	522,774	436	689,552	441	15
Asset-backed securities	310,388	4,170	39,806	194	350,194	4,364	32
Other debt securities	48,804	1,266	47,886	5,576	96,690	6,842	28
Total	¥10,322,922	¥35,765	¥5,113,458	¥226,872	¥15,436,380	¥262,637	1,610

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2021, 2022 and 2023:

	Fiscal years ended March 31,
	2021	2022	2023
	(in millions)
Net gains (losses) recognized during the period(1)	¥1,467,763	¥(125,271)	¥104,023
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	47,775	(38,042)	18,313
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥1,419,988	¥(87,229)	¥85,710

Note:
(1)Included in Investment securities gains (losses)—net.
Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2022 and 2023:

	2022	2023
	(in millions)
Measurement alternative balance	¥310,570	¥381,928

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities for the fiscal years ended March 31, 2021, 2022 and 2023 were as follows:

	Fiscal years ended March 31,
	2021	2022	2023
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(5,188)	¥(4,299)	¥(8,230)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥—	¥—	¥(440)
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥21,710	¥3,067	¥5,090

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2022 and 2023 were ¥12,354 million and ¥20,151 million respectively.
(5)The cumulative downward changes for observable prices at March 31, 2022 and 2023 were ¥954 million and ¥1,393 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2022 and 2023 were ¥54,223 million and ¥59,069 million, respectively.